Share-based plans (Details) - Management Board - MB LTIP 2020	Mar. 01, 2021 EUR (€) EquityInstruments
Share-based plans
Number of shares granted | EquityInstruments	192,201
Total fair value of shares granted	€ 10,448,000
Vesting period	3 years
Weighted average fair value	€ 54.36